Investments (Valuation Allowance Rollforward by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	$ 258	$ 272	$ 304
Provision (release)	34	15	(21)
Charge-offs, net of recoveries	(35)	(29)	(11)
Ending Balance	257	258	272
Commercial
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	182	213	256
Provision (release)	2	(8)	(43)
Charge-offs, net of recoveries	(19)	(23)	0
Ending Balance	165	182	213
Agricultural
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	35	40	48
Provision (release)	2	(4)	3
Charge-offs, net of recoveries	0	(1)	(11)
Ending Balance	37	35	40
Residential
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	41	19	0
Provision (release)	30	27	19
Charge-offs, net of recoveries	(16)	(5)	0
Ending Balance	$ 55	$ 41	$ 19